Vessels, net Owned Vessels (Details)	9 Months Ended
Sep. 30, 2017 DWT
Property, Plant and Equipment [Line Items]
DWT	3,211,800
Ultramax
Property, Plant and Equipment [Line Items]
DWT	1,731,800
Kamsarmax
Property, Plant and Equipment [Line Items]
DWT	1,480,000
SBI Antares [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Athena [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Bravo [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Leo [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Echo [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Lyra [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Tango [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Maia [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Hydra [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Subaru [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Pegasus [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Ursa [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Thalia [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Cronos [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Orion [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Achilles [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	61,000
SBI Hercules [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	64,000
SBI Hermes [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	61,000
SBI Perseus [Member] | Ultramax
Property, Plant and Equipment [Line Items]
DWT	64,000
SBI Zeus [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	60,200
SBI Hera [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	60,200
SBI Hyperion [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	61,000
SBI Tethys [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	61,000
SBI Phoebe [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	64,000
SBI Poseidon [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	60,200
SBI Apollo [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	60,200
SBI Samson [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	64,000
SBI Phoenix [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	64,000
SBI Samba [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	84,000
SBI Rumba [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	84,000
SBI Capoeira [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	82,000
SBI Electra [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	82,000
SBI Carioca [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	82,000
SBI Conga [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	82,000
SBI Flamenco [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	82,000
SBI Bolero [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	82,000
SBI Sousta [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Rock [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Lambada [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Reggae [Member} | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Zumba [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Macarena [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Parapara [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	82,000
SBI Swing [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	82,000
Mazurka [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	82,000
SBI Jive [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	82,000